Investments (PCI Investments Acquired) (Details) - Fixed maturity securities - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Purchased credit impaired investments as of their respective acquisition dates
Contractually required payments (including interest)	$ 1,401	$ 820
Cash flows expected to be collected	1,222	644
Fair value of investments acquired	$ 905	$ 433